Loans - Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023		Dec. 31, 2022		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 2,000,969	$ 1,951,738		$ 1,887,221				$ 1,745,073
Allowance for credit losses	(25,919)	(25,704)	[1]	(21,039)	[1]	$ (23,362)	$ (29,061)	(31,709)
Loans, net	1,975,050	1,926,034		1,866,182				1,713,364
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,198,840	1,154,210		1,109,315				1,031,641
Allowance for credit losses	(18,639)	(18,409)		(15,477)		(15,548)	(22,773)	(25,112)
Owner-occupied commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	124,466	125,657		127,114				125,613
Allowance for credit losses	(719)	(556)		(635)		(724)	(663)	(611)
Acquisition, construction & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	92,730	99,886		94,450				109,518
Allowance for credit losses	(1,319)	(1,852)		(2,082)		(3,607)	(2,316)	(2,189)
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	59,142	50,101		53,514				58,818
Allowance for credit losses	(612)	(700)		(438)		(214)	(113)	(165)
Single family residential (1-4 units)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	522,944	518,775		499,362				415,594
Allowance for credit losses	(4,520)	(4,030)		(2,379)		(1,519)	(1,451)	(2,434)
Consumer non-real estate and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,847	3,109		3,466				3,889
Allowance for credit losses	$ (110)	$ (157)		$ (28)		$ (19)	$ (14)	$ (18)

[1]	Amount at March 31, 2023, reflects the impact of adopting Accounting Standards update 2016-13 - Financial Instruments - Credit Losses, which is commonly referred to as the Current Expected Credit Losses (CECL) standard, and our transition from an incurred loss methodology for these reserves to an expected credit loss methodology. Prior period amounts represent Allowance for Loan and Lease Losses (ALLL) under the incurred loss methodology. See Note 1 - Nature of Business Activities and Significant Accounting Policies in Notes to Consolidated Financial Statements for additional information related to our adoption of this standard.